Expense Example - PUTNAM DIVERSIFIED INCOME TRUST	Oct. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 497
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	925
Expense Example, with Redemption, 10 Years	1,565
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	276
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	940
Expense Example, with Redemption, 10 Years	1,847
Class M Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	447
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	1,777
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,500
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	$ 786